Common Shares and Earnings Per Common Share (Tables)	12 Months Ended
Nov. 30, 2019
Earnings Per Share [Abstract]
Earnings Per Share Computation	The numerators and denominators used to calculate basic and diluted earnings per share are as follows (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
Numerator for earnings per share:
Net income attributable to Jefferies Financial Group Inc. common shareholders	$959,593	$1,022,318	$167,351
Allocation of earnings to participating securities (1)	(5,576)	(5,107)	(610)
Net income attributable to Jefferies Financial Group Inc. common shareholders for basic earnings per share	954,017	1,017,211	166,741
Adjustment to allocation of earnings to participating securities related to diluted shares (1)	(5)	28	(14)
Mandatorily redeemable convertible preferred share dividends	5,103	—	—
Net income attributable to Jefferies Financial Group Inc. common shareholders for diluted earnings per share	$959,115	$1,017,239	$166,727

Denominator for earnings per share:
Weighted average common shares outstanding	297,796	337,817	358,482
Weighted average shares of restricted stock outstanding with future service required	(1,939)	(1,707)	(1,349)
Weighted average RSUs outstanding with no future service required	14,837	11,151	11,064
Denominator for basic earnings per share – weighted average shares	310,694	347,261	368,197
Stock options	—	7	24
Senior executive compensation plan awards	2,140	4,007	2,480
Mandatorily redeemable convertible preferred shares	4,198	—	—
Denominator for diluted earnings per share	317,032	351,275	370,701
(1)
Represents dividends declared during the period on participating securities plus an allocation of undistributed earnings to participating securities. Net losses are not allocated to participating securities. Participating securities represent restricted stock and RSUs for which requisite service has not yet been rendered and amounted to weighted average shares of 1,947,600, 1,724,800 and 1,401,000 for the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017, respectively. Dividends declared on participating securities were $3.6 million during the twelve months ended November 30, 2019 and were not material during the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017. Undistributed earnings are allocated to participating securities based upon their right to share in earnings if all earnings for the period had been distributed.